Financial instrument (Details) - EUR (€) € in Thousands	Mar. 31, 2018	Dec. 31, 2017
Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	€ 16,271
Financial liabilities, at fair value	15,199
Non-current long term debt | Level Two | Fair value
Financial instruments
Financial liabilities		€ 15,119
Non-current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	15,199
Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	94
Financial liabilities, at fair value	89
Non-current finance lease obligation | Level Two | Fair value
Financial instruments
Financial liabilities		163
Non-current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	89
Current bank overdraft | Fair value
Financial instruments
Financial liabilities		58
Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	800
Financial liabilities, at fair value	788
Current long term debt | Level Two | Fair value
Financial instruments
Financial liabilities		787
Current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	788
Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	254
Financial liabilities, at fair value	255
Current finance lease obligation | Level Two | Fair value
Financial instruments
Financial liabilities		310
Current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	255
Current trade payable | Not measured at fair value
Financial instruments
Financial liabilities	2,841
Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	1,293
Financial assets, at fair value	1,293
Non-current derivative financial instruments | Level One | Fair value
Financial instruments
Financial assets		352
Non-current derivative financial instruments | Level Two | Fair value
Financial instruments
Financial assets, at fair value	1,293
Non-current equity securities | Fair value
Financial instruments
Financial assets	5
Financial assets, at fair value	5
Non-current equity securities | Level Three | Fair value
Financial instruments
Financial assets		5
Financial assets, at fair value	5
Current bond funds | Fair value
Financial instruments
Financial assets	17,688
Financial assets, at fair value	17,688
Current bond funds | Level One | Fair value
Financial instruments
Financial assets		14,044
Financial assets, at fair value	17,688
Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	3,140
Financial assets, at fair value	3,140
Current cash and cash equivalents | Level One | Fair value
Financial instruments
Financial assets		7,569
Current cash and cash equivalents | Level One | Not measured at fair value
Financial instruments
Financial assets, at fair value	3,140
Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	4,802
Financial liabilities measured at amortized cost | Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	16,271
Financial liabilities measured at amortized cost | Non-current long term debt | Level Two
Financial instruments
Financial liabilities		16,242
Financial liabilities measured at amortized cost | Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	94
Financial liabilities measured at amortized cost | Non-current finance lease obligation | Level Two
Financial instruments
Financial liabilities		171
Financial liabilities measured at amortized cost | Current bank overdraft
Financial instruments
Financial liabilities		58
Financial liabilities measured at amortized cost | Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	800
Financial liabilities measured at amortized cost | Current long term debt | Level Two
Financial instruments
Financial liabilities		796
Financial liabilities measured at amortized cost | Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	254
Financial liabilities measured at amortized cost | Current finance lease obligation | Level Two
Financial instruments
Financial liabilities		308
Financial liabilities measured at amortized cost | Current trade payable | Not measured at fair value
Financial instruments
Financial liabilities	2,841
FVTPL | Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	1,293
FVOCI | Non-current equity securities | Fair value
Financial instruments
Financial assets	5
FVOCI | Current bond funds | Fair value
Financial instruments
Financial assets, at fair value	17,688
At amortised cost | Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	3,140
At amortised cost | Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	€ 4,802
Financial assets at fair value through profit or loss | Non-current derivative financial instruments | Level One
Financial instruments
Financial assets		352
Available-for-sale financial assets | Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value		5
Available-for-sale financial assets | Current bond funds | Level One
Financial instruments
Financial assets, at fair value		14,044
Loans and receivables | Current cash and cash equivalents | Level One
Financial instruments
Financial assets		€ 7,569